Report of Directors Corporate Governance - Retirement arrangements and departure terms (Details) $ in Millions	1 Months Ended		8 Months Ended	12 Months Ended
	Jan. 31, 2019 GBP (£)	Oct. 31, 2018 GBP (£)	Oct. 11, 2018 GBP (£)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Contractual benefits | $				$ 6	$ 5	$ 5
Salary, fixed pay allowance and cash in liu of pension allowance | $				$ 52	$ 43	$ 41
Stuart Gulliver
Disclosure of transactions between related parties [line items]
Salary			£ 802,988
Fixed pay allowance			1,089,600
Cash in lieu of pension allowance			240,897
Contractual benefits			321,778
Other benefits			64,329
Contractual benefits, taxable value of use of company car and accommodations			201,078
Contractual benefits, tax expense for use of company car and accommodations			78,201
Contractual benefits, insurance related benefits			£ 42,499
Unused holiday benefits		£ 466,778
Iain Mackay
Disclosure of transactions between related parties [line items]
Salary, fixed pay allowance and cash in liu of pension allowance	£ 64,385
2016 LTI Award | Stuart Gulliver
Disclosure of transactions between related parties [line items]
Number of shares awarded (in shares) | shares				357,911
2016 LTI Award | Iain Mackay
Disclosure of transactions between related parties [line items]
Number of shares awarded (in shares) | shares				228,817.3333333333
2017 LTI Award | Iain Mackay
Disclosure of transactions between related parties [line items]
Number of shares awarded (in shares) | shares				131,796